Reserves	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Reserves
20.	Reserves

(in thousands)	Note	June 30 2019	December 31 2018

Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	26,771	31,002
Restricted share units	20.3	4,843	5,970
Long-term investment revaluation reserve, net of tax	20.4	(63,484)	(112,156)

Total reserves		$51,207	$7,893

20.1.	Share Purchase Warrants

The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

The warrants, which expire on February 28, 2023, were valued using a Black-Scholes option pricing model. Each warrant entitles the holder the right to purchase one of the Company’s common shares.

20.2.	Share Purchase Options

The Company has established an equity settled share purchase option plan whereby the Company’s Board of Directors may, from time to time, grant options to employees or consultants. The maximum term of any share purchase option may be ten years, but generally options are granted with a term to expiry of five years. The exercise price of an option is not less than the closing price on the TSX on the last trading day preceding the grant date. The vesting period of the options is determined at the discretion of the Company’s Board of Directors at the time the options are granted, but generally vest over a period of two years.

Each share purchase option converts into one common share of Wheaton on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options do not carry rights to dividends or voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry, subject to certain black-out periods.

The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected share price volatility. Historical data has been considered in setting the assumptions. Expected volatility is determined by considering the trailing 30-month historic average share price volatility. The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018

Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$29.79	Cdn$27.96	Cdn$32.88	Cdn$26.25
Expected dividend yield	1.60%	1.65%	1.49%	1.73%
Expected volatility	30%	35%	31%	35%
Risk-free interest rate	1.43%	2.37%	1.60%	1.91%
Expected option life, in years	2.5	2.5	2.5	2.5
Weighted average fair value per option granted	Cdn$5.29	Cdn$6.00	Cdn$6.10	Cdn$5.49
Number of options issued during the period	8,200	3,880	583,500	549,210
Total fair value of options issued (000’s)	$32	$18	$2,652	$2,347

At June 30, 2019, there were 3,407,815 share purchase options outstanding with a weighted average exercise price of Cdn$26.52 per option. For the comparable period in 2018, there were 3,887,850 share purchase options outstanding with a weighted average exercise price of Cdn$25.58 per option.

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2018 to June 30, 2019 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2018	4,232,260	Cdn$	26.71
Granted (fair value - $2 million or Cdn$5.49 per option)	545,330		26.24
Expired	(829,000)		32.75
At March 31, 2018	3,948,590	Cdn$	25.50
Granted (fair value - Cdn$6.00 per option)	3,880		27.96
Exercised	(46,800)		24.28
Forfeited	(2,820)		26.98
Expired	(15,000)		30.19
At June 30, 2018	3,887,850	Cdn$	25.58
Forfeited	(4,500)		30.65
At December 31, 2018	3,883,350	Cdn$	25.71
Granted (fair value - $3 million or Cdn$6.11 per option)	575,300		32.92
Exercised	(752,170)		26.55
Forfeited	(1,350)		26.85
At March 31, 2019	3,705,130	Cdn$	26.58
Granted (fair value - Cdn$5.29 per option)	8,200		29.79
Exercised	(283,620)		26.09
Forfeited	(4,745)		30.78
Expired	(17,150)		30.69

At June 30, 2019	3,407,815	Cdn$	26.52

As it relates to share purchase options, during the three months ended June 30, 2019, the weighted average share price at the time of exercise was Cdn$27.42 per share (six months - Cdn$31.79 per share), as compared to Cdn$28.10 per share during the three months ended June 30, 2018.

20.3.	Restricted Share Units (“RSUs”)

The Company has established an RSU plan whereby RSUs will be issued to eligible employees or directors as determined by the Company’s Board of Directors or the Company’s Compensation Committee. RSUs give the holder the right to receive a specified number of common shares at the specified vesting date. RSUs generally vest over a period of two years. Compensation expense related to RSUs is recognized over the vesting period based upon the fair value of the Company’s common shares on the grant date and the awards that are expected to vest. The fair value is calculated with reference to the closing price of the Company’s common shares on the TSX on the business day prior to the date of grant.

RSU holders receive a cash payment based on the dividends paid on the Company’s common shares in the event that the holder of a vested RSU has elected to defer the release of the RSU to a future date. This cash payment is reflected as a component of net earnings under the classification General and Administrative.

A continuity schedule of the Company’s restricted share units outstanding from January 1, 2018 to June 30, 2019 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2018	313,846	$20.71
Granted (fair value - $3 million)	160,270	20.41
Released	(70,175)	20.98
At March 31, 2018	403,941	$20.54
Granted	790	21.89
Released	(185)	20.44
Forfeited	(595)	20.48
At June 30, 2018	403,951	$20.54
Released	(33,818)	22.54
At December 31, 2018	370,133	$20.36
Granted (fair value - $3 million)	131,210	24.53
Released	(130,730)	20.85
Forfeited	(280)	20.51
At March 31, 2019	370,333	$21.66
Granted	1,400	22.12
Released	(185)	20.44
Forfeited	(830)	23.00

At June 30, 2019	370,718	$21.66

During the three months ended June 30, 2019, the Company issued 1,400 RSUs with a fair value of Cdn$29.68 per RSU (six months - 132,610 RSUs with a fair value of $3 million or Cdn$32.89 per RSU). For the same period in 2018, the Company issued 790 RSUs with a fair value of Cdn$27.96 per RSU (six months - 161,060 RSUs with a fair value of $3 million or Cdn$26.25 per RSU).

As of June 30, 2019, there were 370,718 RSUs outstanding. For the comparable period in 2018, there were 403,951 RSUs outstanding.

20.4.	Long-Term Investment Revaluation Reserve

The Company’s long-term investments in common shares (Note 16) are held for long-term strategic purposes and not for trading purposes. Upon the application of IFRS 9, Financial Instruments, the Company has chosen to designate these long-term investments in common shares as financial assets with fair value adjustments being recorded as a component of OCI as it believes that this provides a more meaningful presentation for long-term strategic investments, rather than reflecting changes in fair value as a component of net earnings. As some of these long-term investments are denominated in Canadian dollars, changes in their fair value is affected by both the change in share price in addition to changes in the Cdn$/US$ exchange rate.

Where the fair value of a long-term investment in common shares held exceeds its tax cost, the Company recognizes a deferred income tax liability. To the extent that the value of the long-term investment subsequently declines, the deferred income tax liability is reduced. However, where the fair value of the long-term investment decreases below the tax cost, the Company does not recognize a deferred income tax asset on the unrealized capital loss unless it is probable that the Company will generate future capital gains to offset the loss.

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2018 to June 30, 2019 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total
At January 1, 2018	$(38,111)	$(1,936)	$(40,047)
Unrealized gain (loss) on LTIs [1]	(3,128)	(458)	(3,586)
At March 31, 2018	$(41,239)	$(2,394)	$(43,633)
Unrealized gain (loss) on LTIs [1]	16,663	(3,233)	13,430
At June 30, 2018	$(24,576)	$(5,627)	$(30,203)
Unrealized gain (loss) on LTIs [1]	(53,520)	1,029	(52,491)
Reallocate reserve to retained earnings upon disposal of LTIs [1]	(34,060)	4,598	(29,462)
At December 31, 2018	$(112,156)	$-	$(112,156)
Unrealized gain (loss) on LTIs [1]	20,647	(45)	20,602
At March 31, 2019	$(91,509)	$(45)	$(91,554)
Unrealized gain (loss) on LTIs [1]	30,026	(1,956)	28,070

At June 30, 2019	$(61,483)	$(2,001)	$(63,484)

1)	LTIs refers to long-term investments in common shares held.